Note 17 - Segment Information	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE 17. SEGMENT INFORMATION

The Company has two reportable segments. The brokerage and advisory services segment includes broker-dealer and investment advisory services, the sale of insurance products and licensed mortgage brokerage services provided by the Broker-Dealer Subsidiaries, NAM, National Insurance, Prime Financial and GC. The tax and accounting services segment includes tax preparation and accounting services provided by Gilman.

The Corporate pre-tax loss consists of certain expenses that have not been allocated to reportable segments.

Segment information for the three and nine months ended June 30, 2016 and 2015 is as follows:

	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
Three Months Ended June 30,
2016
Revenues	$43,956,000	$2,386,000	$—		$46,342,000
Pre-tax income (loss)	1,741,000	198,000	(2,224,000)	(a)	(285,000)
Assets	40,798,000	3,006,000	18,469,000	(b)	62,273,000
Depreciation and amortization	185,000	44,000	73,000		302,000
Interest	—	—	13,000		13,000
Capital expenditures	48,000	—	155,000		203,000
2015
Revenues	$39,577,000	$2,758,000	$—		$42,335,000
Pre-tax income (loss)	916,000	837,000	(1,396,000)	(a)	357,000
Assets	43,077,000	3,946,000	18,038,000	(b)	65,061,000
Depreciation and amortization	202,000	22,000	70,000		294,000
Interest	1,000	—	5,000		6,000
Capital expenditures	—	15,000	6,000		21,000

	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
Nine Months Ended June 30,
2016
Revenues	$120,775,000	$7,222,000	$—		$127,997,000
Pre-tax income (loss)	3,173,000	399,000	(3,885,000)	(a)	(313,000)
Assets	40,798,000	3,006,000	18,469,000	(b)	62,273,000
Depreciation and amortization	569,000	132,000	197,000		898,000
Interest	1,000	—	15,000		16,000
Capital expenditures	53,000	28,000	389,000		470,000
2015
Revenues	$119,166,000	$7,285,000	$—		$126,451,000
Pre-tax income (loss)	3,153,000	1,409,000	(3,153,000)	(a)	1,409,000
Assets	43,077,000	3,946,000	18,038,000	(b)	65,061,000
Depreciation and amortization	522,000	41,000	299,000		862,000
Interest	7,000	1,000	4,000		12,000
Capital expenditures	199,000	27,000	6,000		232,000

(a)	Consists of operating expenses not allocated to reportable segments.
(b)	Consists principally of deferred tax asset.

NOTE 17. SEGMENT INFORMATION

The Company has two reportable segments. The brokerage and advisory services segment includes broker-dealer and investment advisory services, sale of insurance products and licensed mortgage brokerage services provided by the Broker-Dealer Subsidiaries, NAM, National Insurance, Prime Financial and GC. The tax and accounting services segment includes tax preparation and accounting services provided by Gilman.

Corporate pre-tax loss consists of certain expenses that have not been allocated to reportable segments.

Segment information for the years ended September 30, 2015 and 2014 is as follows:

	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
2015
Revenues	$154,797,000	$8,249,000	$—		$163,046,000
Pre-tax income (loss)	3,580,000	471,000	(3,573,000)	(a)	478,000

Identifiable assets	41,466,000	4,077,000	17,839,000	(b)	63,382,000
Depreciation and amortization	744,000	113,000	270,000		1,127,000
Interest	13,000	—	—		13,000
Capital expenditures	152,000	40,000	62,000		254,000

2014
Revenues	$176,195,000	$8,097,000	$—		$184,292,000
Pre-tax income (loss)	11,189,000	799,000	(4,166,000)	(a)	7,822,000

Identifiable assets	44,222,000	2,907,000	17,664,000	(b)	64,793,000
Depreciation and amortization	754,000	73,000	309,000		1,136,000
Interest	33,000	—	—		33,000
Capital expenditures	109,000	55,000	40,000		204,000

(a)Consists of executive salaries and other expenses not allocated to reportable segments by management.
(b)Consists principally of deferred tax assets.